Laura E. Flores
Partner
+1.202.373.6101
laura.flores@morganlewis.com

VIA EDGAR
April 20, 2018

U.S. Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re:	Rydex Variable Trust (File Nos. 333-57017 and 811-08821)
Filing Pursuant to Rule 485(b)

Ladies and Gentlemen:
On behalf of our client, Rydex Variable Trust (the “Trust”), we are filing, pursuant to Rule 485(b) under the Securities Act of 1933 and under the Investment Company Act of 1940, Post-Effective Amendment No. 68 to the Trust’s Registration Statement on Form N-1A, together with all exhibits thereto (“PEA No. 68”). The purpose of PEA No. 68 is to: (i) incorporate updated financial and performance information for the most recent fiscal and calendar year-ends, respectively; (ii) respond to Staff comments received on Post-Effective Amendment No. 67, as filed with the U.S. Securities and Exchange Commission via EDGAR (Accession No. 0001628280-18-002428) on February 28, 2018; and (iii) make other non-material changes to the Trust’s Prospectus and Statement of Additional Information dated May 1, 2018.
Please do not hesitate to contact me at 202.373.6101 with any questions or comments.

Sincerely,

/s/ Laura E. Flores
Laura E. Flores